Share-based compensation (Details) $ / shares in Units, ¥ in Thousands			12 Months Ended
	Jun. 30, 2014	Aug. 18, 2006 shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) plan shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares
Share-based compensation
Number of share-based compensation plans | plan				2
Intrinsic Value
Proceeds from exercise of stock options | ¥				¥ 23				¥ 1,196
Weighted Average Fair Value
Share-based compensation, income tax benefit | $			$ 0		$ 0		$ 0
2006 Stock Incentive Plan (the "Plan")
Share-based compensation
Shares approved for issuance		8,656,000
Share-based compensation, authorized percentage of additional share capital issued following effective date of plan		10.00%
JA Solar Holdings Co., Ltd.
Intrinsic Value
Proceeds from exercise of stock options | ¥								1,196
Options
Share-based compensation
Recognized pre-tax charge included in selling, general, and administrative expenses and manufacturing overhead | ¥				160		¥ 2,253		8,865
Recognized pre-tax charge capitalized in cost of inventory | ¥				0		0		0
Forfeitures, measured at grant date fair value | ¥				¥ 33		¥ 682		¥ 895
Forfeiture rate (as a percent)			14.91%	14.91%	12.71%	12.71%	11.12%	11.12%
Total unrecognized compensation cost | ¥				¥ 0		¥ 233		¥ 4,362
Shares
Outstanding at the beginning of the period (in shares)			4,916,500	4,916,500	5,019,500	5,019,500	5,676,300	5,676,300
Granted (in shares)			0	0	0	0	0	0
Forfeited (in shares)			(657,500)	(657,500)	(103,000)	(103,000)	(516,800)	(516,800)
Exercised (in shares)			(32,750)	(32,750)			(140,000)	(140,000)
Outstanding at the end of the period (in shares)			4,226,250	4,226,250	4,916,500	4,916,500	5,019,500	5,019,500	5,676,300
Exercisable at the end of the period (in shares)			4,226,250	4,226,250
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share) | $ / shares			$ 3.27		$ 3.24		$ 3.21
Forfeited (in dollars per share) | $ / shares			6.04		1.84		3.02
Exercised (in dollars per share) | $ / shares			1.37				1.37
Outstanding at the end of the period (in dollars per share) | $ / shares			2.85		$ 3.27		$ 3.24		$ 3.21
Exercisable at end of the period (in dollars per share) | $ / shares			$ 2.85
Weighted Average Remaining Contractual Life (Year)
Outstanding at the end of the period			4 years 11 months 23 days	4 years 11 months 23 days	5 years 6 months 29 days	5 years 6 months 29 days	6 years 6 months 29 days	6 years 6 months 29 days	7 years 7 months 2 days
Exercisable at the end of the period			4 years 11 months 23 days	4 years 11 months 23 days
Intrinsic Value
Outstanding at the beginning of the period | $					$ 172,000		$ 279,000
Outstanding at the end of the period | $			$ 97,000				172,000		$ 279,000
Exercisable at the end of the period | $			97,000
Total intrinsic value of options exercised | $			$ 1,000		$ 0		$ 100,000
Options | 2014 Plan
Share-based compensation
Share-based compensation, authorized percentage of share capital issued and outstanding following effective date of plan	10.00%
Award pool as maximum percentage of issued and outstanding shares requiring automatic increase to award pool	1.00%
Award pool as percentage of issued and outstanding shares after required automatic increase to award pool	10.00%
Restricted share units ("RSU")
Share-based compensation
Recognized pre-tax charge included in selling, general, and administrative expenses and manufacturing overhead | ¥				¥ 0		¥ 0		¥ 540
Total unrecognized compensation cost | ¥				0		0		¥ 0
Shares
Nonvested at the beginning of the period (in shares)							60,000	60,000
Vested (in shares)							(60,000)	(60,000)
Nonvested at the end of the period (in shares)									60,000
Weighted Average Fair Value
Nonvested at the beginning of the period (in dollars per share) | $ / shares							$ 1.39
Vested (in dollars per share) | $ / shares							$ 1.39
Nonvested at the end of the period (in dollars per share) | $ / shares									$ 1.39
Fair value of shares vested | ¥				¥ 0		¥ 0		¥ 607